SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Summary Of Significant Accounting Policies
Basis of Preparation
2.1.	Basis of Preparation

The consolidated financial statements of LATAM Airlines Group S.A. for the period ended December 31, 2017, have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (“IASB”) incorporated therein and with the interpretations issued by the International Financial Reporting Standards Interpretations Committee (IFRIC).

The consolidated financial statements have been prepared under the historic-cost criterion, although modified by the valuation at fair value of certain financial instruments.

The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to use its judgment in applying the Company’s accounting policies. Note 4 shows the areas that imply a greater degree of judgment or complexity or the areas where the assumptions and estimates are significant to the consolidated financial statements.

During 2016 the Company recorded out of period adjustments resulting in an aggregate net decrease of US$ 18.2 million to "Net income (loss) for the period" for the year ended December 31, 2016. These adjustments include US$ 39.5 million (loss) resulting from an account reconciliation process initiated after the Company's afiliate TAM S.A. and its subsidiaries completed the implementation of the SAP system. A further US$ 11.0 million (loss) reflect adjustments related to foreign exchange differences, also relating to the Company's subsidiaries in Brazil. The balance of US$ 32.3 million (gain) includes principally the adjustment of unclaimed fees for expired tickets for the Company and its affiliates outside Brazil. Management of TAM S.A. has concluded that the out of period adjustments that have been identified are material to the 2015 financial statements of TAM S.A., which should therefore require a restatement in Brazil. However, Management of LATAM has evaluated the impact of all out of period adjustments, both individually and in the aggregate, and concluding that due to their relative size and to qualitative factors they are not material to the annual consolidated financial statements for 2016 of Latam Airlines Group S.A. or to any previously reported consolidated financial statements, therefore no restatement or revision is necessary.

In order to facilitate comparison, some minor reclassifications have been made to the consolidated financial statements for the previous year.

(a)	Accounting pronouncements with implementation effective from January 1, 2017:

(i) Standards and amendments	Date of issue	Mandatory Application: Annual periods beginning on or after

Amendment to IAS 7: Statement of cash flow	January 2016	01/01/2017

Amendment to IAS 12: Income tax	January 2016	01/01/2017

(ii) Improvements

Improvements to International Financial Reporting Standards (2014-2016 cycle): IFRS 12 Disclosure of interests in other entities	December 2016	01/01/2017

The application of standards, amendments, interpretations and improvements had no material impact on the consolidated financial statements of the Company.

(b)         Accounting pronouncements not yet in force for financial years beginning on January 1, 2017 and which has not been effected early adoption

(i) Standards and amendments	Date of issue	Mandatory Application: Annual periods beginning on or after

IFRS 9: Financial instruments.	December 2009	01/01/2018

Amendment to IFRS 9: Financial instruments.	November 2013	01/01/2018

IFRS 15: Revenue from contracts with customers (1).	May 2014	01/01/2018

Amendment to IFRS 15: Revenue from contracts with customers.	April 2016	01/01/2018

Mandatory
Application:
(i) Standards and amendments	Date of issue	Annual periods beginning on or after

Amendment to IFRS 2: Share-based payments	June 2016	01/01/2018

Amendment to IFRS 4: Insurance contracts.	September 2016	01/01/2018

Amendment to IAS 40: Investment property	December 2016	01/01/2018

IFRS 16: Leases (2).	January 2016	01/01/2019

Amendment to IFRS 9: Financial Instruments	October 2017	01/01/2019

Amendment to IAS 28: Investments in associates and joint ventures	October 2017	01/01/2019

IFRS 17: Insurance contracts	May 2017	01/01/2021

Amendment to IFRS 10: Consolidated financial statements and IAS 28 Investments in associates and joint ventures.	September 2014	To be determined

(ii) Improvements

Improvements to International Financial Reporting Standards. (cycle 2014-2016) IFRS 1: First-time adoption of international financial reporting standards and IAS 28 investments in associates and joint ventures.	December 2016	01/01/2018

Improvements to International Financial Reporting Standards. (cycle 2015-2017) IFRS 3: Business combinations, IAS 12: Income tax, IFRS 11: Joint arrangements and IAS 23: Borrowing costs	December 2017	01/01/2019

(iii) Interpretations

IFRIC 22: Foreign currency transactions and advance consideration	December 2016	01/01/2018

IFRIC 23: Uncertain tax positions	June 2017	01/01/2019

The Company’s management believes that the adoption of the standards, amendments and interpretations described above but not yet effective would not have a significant impact on the Company’s consolidated financial statements in the year of their first application, except for IFRS 15 and IFRS 16:

(1)	IFRS 15 Revenue from Contracts with Customers supersedes actual standard for revenue recognition that actually uses the Company, as IAS 18 Revenue and IFRIC 13 Customer Loyalty Programmes. The core principle of IFRS 15 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standards supersedes IFRS 15 supersedes, IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers; and SIC-31 Revenue - Barter Transactions Involving Advertising Services.

The Company evaluated the possible adoption impacts that this new standard will have on the consolidated financial statements and has identified changes in: i) the recognition of the income associated with the fines for changes, which were previously recognized at the time of the sale and now will be considered as a modification of the initial transport contract and therefore the recognition must be deferred until the rendering of the service; ii) the moment of recognition of the income from the sale of some services or products, where the Company concluded that it acted as principal, and therefore the revenues must be deferred until the service is rendered; and iii) the presentation of the income associated with the sale of products, where the Company concluded that it acted as agent and therefore the income must be presented net of the associated costs.

As of December 31, 2017, the effect of the changes indicated above As of December 31, 2017, the effect of the changes indicated above will not have a significant impact on the Company’s consolidated financial statements in the year of its first adoption.

(2)	The IFRS 16 Leases add important changes in the accounting for lessees by introducing a similar treatment to financial leases for all operating leases with a term of more than 12 months. This mean, in general terms, that an asset should be recognized for the right to use the underlying leased assets and a liability representing its present value of payments associate to the agreement. Monthly leases payments will be replace by the asset depreciation and a financial cost in the income statement.

We are evaluating the impact that the adoption of the new lease rule will have on the consolidated financial statements. Currently, we believe that the adoption of this new standard will have a significant impact on the consolidated statement of financial position due to the recording of an asset for right of use and a liability, corresponding to the recording of the leases that are currently registered as operating leases.

LATAM Airlines Group S.A. and subsidiaries are still assessing this standard to determinate the effect on their Financial Statements, covenants and other financial indicators.

Basis of Consolidation
2.2.	Basis of Consolidation

(a)	Subsidiaries

Subsidiaries are all the entities (including special-purpose entities) over which the Company has the power to control the financial and operating policies, which are generally accompanied by a holding of more than half of the voting rights. In evaluating whether the Company controls another entity, the existence and effect of potential voting rights that are currently exercisable or convertible at the date of the consolidated financial statements are considered. The subsidiaries are consolidated from the date on which control is passed to the Company and they are excluded from the consolidation on the date they cease to be so controlled. The results and flows are incorporated from the date of acquisition.

Balances, transactions and unrealized gains on transactions between the Company’s entities are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment loss of the asset transferred. When necessary in order to ensure uniformity with the policies adopted by the Company, the accounting policies of the subsidiaries are modified.

To account for and identify the financial information revealed when carrying out a business combination, such as the acquisition of an entity by the Company, is apply the acquisition method provided for in IFRS 3: Business combination.

(b)	Transactions with non-controlling interests

The Company applies the policy of considering transactions with non-controlling interests, when not related to loss of control, as equity transactions without an effect on income.

(c)	Sales of subsidiaries

When a subsidiary is sold and a percentage of participation is not retained, the Company derecognizes assets and liabilities of the subsidiary, the non-controlling and other components of equity related to the subsidiary. Any gain or loss resulting from the loss of control is recognized in the consolidated income statement in Other gains (losses).

If LATAM Airlines Group S.A. and Subsidiaries retain an ownership of participation in the sold subsidiary, and does not represent control, this is recognized at fair value on the date that control is lost, the amounts previously recognized in Other comprehensive income are accounted as if the Company had disposed directly from the assets and related liabilities, which can cause these amounts are reclassified to profit or loss. The percentage retained valued at fair value is subsequently accounted using the equity method.

(d)	Investees or associates

Investees or associates are all entities over which LATAM Airlines Group S.A. and Subsidiaries have significant influence but have no control. This usually arises from holding between 20% and 50% of the voting rights. Investments in associates are booked using the equity method and are initially recognized at their cost.

Foreign currency transactions
2.3.	Foreign currency transactions

(a)	Presentation and functional currencies

The items included in the financial statements of each of the entities of LATAM Airlines Group S.A. and Subsidiaries are valued using the currency of the main economic environment in which the entity operates (the functional currency). The functional currency of LATAM Airlines Group S.A. is the United States dollar which is also the presentation currency of the consolidated financial statements of LATAM Airlines Group S.A. and Subsidiaries.

(b)	Transactions and balances

Foreign currency transactions are translated to the functional currency using the exchange rates on the transaction dates. Foreign currency gains and losses resulting from the liquidation of these transactions and from the translation at the closing exchange rates of the monetary assets and liabilities denominated in foreign currency are shown in the consolidated statement of income by function except when deferred in Other comprehensive income as qualifying cash flow hedges.

(c)	Group entities

The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency other than the presentation currency are translated to the presentation currency as follows:

(i)            Assets and liabilities of each consolidated statement of financial position presented are translated at the closing exchange rate on the consolidated statement of financial position date;

(ii)           The revenues and expenses of each income statement account are translated at the exchange rates prevailing on the transaction dates, and

(iii)          All the resultant exchange differences by conversion are shown as a separate component in other comprehensive income.

The exchange rates used correspond to those fixed in the country where the subsidiary is located, whose functional currency is different to the U.S. dollar.

Adjustments to the Goodwill and fair value arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and are translated at the closing exchange rate or period informed.

Property, plant and equipment
2.4.	Property, plant and equipment

The land of LATAM Airlines Group S.A. and Subsidiaries, are recognized at cost less any accumulated impairment loss. The rest of the Properties, plants and equipment are recorded, both in their initial recognition and in their subsequent measurement, at their historical cost less the corresponding depreciation and any loss due to deterioration.

The amounts of advances paid to the aircraft manufacturers are activated by the Company under Construction in progress until they are received.

Subsequent costs (replacement of components, improvements, extensions, etc.) are included in the value of the initial asset or are recognized as a separate asset, only when it is probable that the future economic benefits associated with the elements of property, plant and equipment, they will flow to the Company and the cost of the item can be determined reliably. The value of the replaced component is written off. The rest of the repairs and maintenance are charged to the result of the year in which they are incurred.

The depreciation of the properties, plants and equipment is calculated using the linear method over their estimated technical useful lives; except in the case of certain technical components which are depreciated on the basis of cycles and hours flown.

The residual value and the useful life of the assets are reviewed and adjusted, if necessary, once a year.

When the value of an asset exceeds its estimated recoverable amount, its value is immediately reduced to its recoverable amount (Note 2.8).

Losses and gains from the sale of property, plant and equipment are calculated by comparing the consideration with the book value and are included in the consolidated statement of income.

Intangible assets other than goodwill
2.5.	Intangible assets other than goodwill

(a)	Airport slots and Loyalty program

Airport slots and the Coalition and Loyalty program are intangible assets of indefinite useful life and are subject to impairment tests annually as an integral part of each CGU, in accordance with the premises that are applicable, included as follows:

Airport slots – Air transport CGU

Loyalty program – Coalition and loyalty program Multiplus CGU

(See Note 16)

The airport slots correspond to an administrative authorization to carry out operations of arrival and departure of aircraft at a specific airport, within a specified period.

The Loyalty program corresponds to the system of accumulation and redemption of points that has developed Multiplus S.A., subsidiary of TAM S.A.

The Brands, airport Slots and Loyalty program were recognized in fair values determined in accordance with IFRS 3, as a consequence of the business combination with TAM and Subsidiaries.

(b)	Computer software

Licenses for computer software acquired are capitalized on the basis of the costs incurred in acquiring them and preparing them for using the specific software. These costs are amortized over their estimated useful lives, for which the Company has been defined useful lives between 3 and 10 years.

Expenses related to the development or maintenance of computer software which do not qualify for capitalization, are shown as an expense when incurred. The personnel costs and others costs directly related to the production of unique and identifiable computer software controlled by the Company, are shown as intangible Assets others than Goodwill when they have met all the criteria for capitalization.

(c)	Brands

The Brands were acquired in the business combination with TAM S.A. and Subsidiaries and recognized at fair value under IFRS. During the year 2016, the estimated useful life of the brands change from an indefinite useful life to a five-year period, the period in which the value of the brands will be amortized (See Note 15).

Goodwill
2.6.	Goodwill

Goodwill represents the excess of acquisition cost over the fair value of the Company’s participation in the net identifiable assets of the subsidiary or associate on the acquisition date. Goodwill related to acquisition of subsidiaries is not amortized but tested for impairment annually or each time that there is evidence of impairment. Gains and losses on the sale of an entity include the book amount of the goodwill related to the entity sold.

Borrowing costs
2.7.	Borrowing costs

Interest costs incurred for the construction of any qualified asset are capitalized over the time necessary for completing and preparing the asset for its intended use. Other interest costs are recognized in the consolidated income statement when they are accrued.

Losses for impairment of non-financial assets
2.8.	Losses for impairment of non-financial assets

Intangible assets that have an indefinite useful life, and developing IT projects, are not subject to amortization and are subject to annual testing for impairment. Assets subject to amortization are subjected to impairment tests whenever any event or change in circumstances indicates that the book value of the assets may not be recoverable. An impairment loss is recorded when the book value is greater than the recoverable amount. The recoverable amount of an asset is the higher of its fair value less costs to sell and its value in use. In evaluating the impairment, the assets are grouped at the lowest level for which cash flows are separately identifiable (CGUs). Non-financial assets other than goodwill that have suffered an impairment loss are reviewed if there are indicators of reverse losses at each reporting date.

Financial assets
2.9.	Financial assets

The Company classifies its financial instruments in the following categories: financial assets at fair value through profit and loss and loans and receivables. The classification depends on the purpose for which the financial instruments were acquired. Management determines the classification of its financial instruments at the time of initial recognition, which occurs on the date of transaction.

(a)	Financial assets at fair value through profit and loss

Financial assets at fair value through profit and loss are financial instruments held for trading and those which have been designated at fair value through profit or loss in their initial classification. A financial asset is classified in this category if acquired mainly for the purpose of being sold in the near future or when these assets are managed and measured using fair value. Derivatives are also classified as held for trading unless they are designated as hedges. The financial assets in this category and have been designated initial recognition through profit or loss, are classified as Cash and cash equivalents and Other current financial assets and those designated as instruments held for trading are classified as Other current and non-current financial assets.

(b)	Loans and receivables

Loans and receivables are non-derivative financial instruments with fixed or determinable payments not traded on an active market. These items are classified in current assets except for those with maturity over 12 months from the date of the consolidated statement of financial position, which are classified as non-current assets. Loans and receivables are included in trade and other accounts receivable in the consolidated statement of financial position (Note 2.12).

The regular purchases and sales of financial assets are recognized on the trade date – the date on which the Group commits to purchase or sell the asset. Investments are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or losses are initially recognized at fair value, and transaction costs are expensed in the income statement. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

The financial assets at fair value through profit or loss are subsequently carried at fair value. Loans and receivables are subsequently carried at amortized cost using the effective interest rate method.

At the date of each consolidated statement of financial position, the Company assesses if there is objective evidence that a financial asset or group of financial assets may have suffered an impairment loss.

Derivative financial instruments and hedging activities
2.10.	Derivative financial instruments and hedging activities

Derivatives are booked initially at fair value on the date the derivative contracts are signed and later they continue to be valued at their fair value. The method for booking the resultant loss or gain depends on whether the derivative has been designated as a hedging instrument and if so, the nature of the item hedged. The Company designates certain derivatives as:

(a)	Hedge of the fair value of recognized assets (fair value hedge);

(b)	Hedge of an identified risk associated with a recognized liability or an expected highly- Probable transaction (cash-flow hedge), or

(c)	Derivatives that do not qualify for hedge accounting.

The Company documents, at the inception of each transaction, the relationship between the hedging instrument and the hedged item, as well as its objectives for managing risk and the strategy for carrying out various hedging transactions. The Company also documents its assessment, both at the beginning and on an ongoing basis, as to whether the derivatives used in the hedging transactions are highly effective in offsetting the changes in the fair value or cash flows of the items being hedged.

The total fair value of the hedging derivatives is booked as Other non-current financial asset or liability if the remaining maturity of the item hedged is over 12 months, and as an other current financial asset or liability if the remaining term of the item hedged is less than 12 months. Derivatives not booked as hedges are classified as Other financial assets or liabilities.

(a)	Fair value hedges

Changes in the fair value of designated derivatives that qualify as fair value hedges are shown in the consolidated statement of income, together with any change in the fair value of the asset or liability hedged that is attributable to the risk being hedged.

(b)	Cash flow hedges

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is shown in the statement of other comprehensive income. The loss or gain relating to the ineffective portion is recognized immediately in the consolidated statement of income under other gains (losses). Amounts accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss.

In case of variable interest-rate hedges, the amounts recognized in the statement of other comprehensive income are reclassified to results within financial costs at the same time the associated debts accrue interest.

For fuel price hedges, the amounts shown in the statement of other comprehensive income are reclassified to results under the line item Cost of sales to the extent that the fuel subject to the hedge is used.

For foreign currency hedges, the amounts recognized in the statement of other comprehensive income are reclassified to income as deferred revenue resulting from the use of points, are recognized as Income.

When hedging instruments mature or are sold or when they do not meet the requirements to be accounted for as hedges, any gain or loss accumulated in the statement of Other comprehensive income until that moment remains in the statement of other comprehensive income and is reclassified to the consolidated statement of income when the hedged transaction is finally recognized. When it is expected that the hedged transaction is no longer going to occur, the gain or loss accumulated in the statement of other comprehensive income is taken immediately to the consolidated statement of income as “Other gains (losses)”.

(c)	Derivatives not booked as a hedge

The changes in fair value of any derivative instrument that is not booked as a hedge are shown immediately in the consolidated statement of income in “Other gains (losses)”.

Inventories
2.11.	Inventories

Inventories, detailed in Note 10, are shown at the lower of cost and their net realizable value. The cost is determined on the basis of the weighted average cost method (WAC). The net realizable value is the estimated selling price in the normal course of business, less estimated costs necessary to make the sale.

Trade and other accounts receivable
2.12.	Trade and other accounts receivable

Trade accounts receivable are shown initially at their fair value and later at their amortized cost in accordance with the effective interest rate method, less the allowance for impairment losses. An allowance for impairment loss of trade accounts receivable is made when there is objective evidence that the Company will not be able to recover all the amounts due according to the original terms of the accounts receivable.

The existence of significant financial difficulties on the part of the debtor, the probability that the debtor is entering bankruptcy or financial reorganization and the default or delay in making payments are considered indicators that the receivable has been impaired. The amount of the provision is the difference between the book value of the assets and the present value of the estimated future cash flows, discounted at the original effective interest rate. The book value of the asset is reduced by the amount of the allowance and the loss is shown in the consolidated statement of income in Cost of sales. When an account receivable is written off, it is charged to the allowance account for accounts receivable.

Cash and cash equivalents
2.13.	Cash and cash equivalents
Cash and cash equivalents include cash and bank balances, time deposits in financial institutions, and other short-term and highly liquid investments.
Capital
2.14.	Capital

The common shares are classified as net equity.

Incremental costs directly attributable to the issuance of new shares or options are shown in net equity as a deduction from the proceeds received from the placement of shares.

Trade and other accounts payables
2.15.	Trade and other accounts payables
Trade payables and other accounts payable are initially recognized at fair value and subsequently at amortized cost.
Interest-bearing loans
2.16.	Interest-bearing loans

Financial liabilities are shown initially at their fair value, net of the costs incurred in the transaction. Later, these financial liabilities are valued at their amortized cost; any difference between the proceeds obtained (net of the necessary arrangement| costs) and the repayment value, is shown in the consolidated statement of income during the term of the debt, according to the effective interest rate method.

Financial liabilities are classified in current and non-current liabilities according to the contractual payment dates of the nominal principal.

Current and deferred taxes
2.17.	Current and deferred taxes

The expense by current tax is comprised of income and deferred taxes.

The charge for current tax is calculated based on tax laws in force on the date of statement of financial position, in the countries in which the subsidiaries and associates operate and generate taxable income.

Deferred taxes are calculated using the liability method, on the temporary differences arising between the tax bases of assets and liabilities and their book values. However, if the temporary differences arise from the initial recognition of a liability or an asset in a transaction different from a business combination that at the time of the transaction does not affect the accounting result or the tax gain or loss, they are not booked. The deferred tax is determined using the tax rates (and laws) that have been enacted or substantially enacted at the consolidated financial statements close, and are expected to apply when the related deferred tax asset is realized or the deferred tax liability discharged.

Deferred tax assets are recognized when it is probable that there will be sufficient future tax earnings with which to compensate the temporary differences.

The tax (current and deferred) is recognized in income by function, unless it relates to an item recognized in other comprehensive income, directly in equity or from business combination. In that case the tax is also recognized in other comprehensive income, directly in income by function or goodwill, respectively.

Employee benefits
2.18.	Employee benefits

(a)	Personnel vacations

The Company recognizes the expense for personnel vacations on an accrual basis.

(b)	Share-based compensation

The compensation plans implemented based on the shares of the Company are recognized in the consolidated financial statements in accordance with IFRS 2: Share-based payments, for plans based on the granting of options, the effect of fair value is recorded in equity with a charge to remuneration in a linear manner between the date of grant of said options and the date on which they become irrevocable, for the plans considered as cash settled award the fair value, updated as of the closing date of each reporting period, is recorded as a liability with charge to remuneration.

(c)	Post-employment and other long-term benefits

Provisions are made for these obligations by applying the method of the projected unit credit method, and taking into account estimates of future permanence, mortality rates and future wage increases determined on the basis of actuarial calculations. The discount rates are determined by reference to market interest-rate curves. Actuarial gains or losses are shown in other comprehensive income.

(d)	Incentives

The Company has an annual incentives plan for its personnel for compliance with objectives and individual contribution to the results. The incentives eventually granted consist of a given number or portion of monthly remuneration and the provision is made on the basis of the amount estimated for distribution.

Provisions
2.19.	Provisions

Provisions are recognized when:

(i)	The Company has a present legal or implicit obligation as a result of past events;

(ii)	It is probable that payment is going to be necessary to settle an obligation; and

(iii)	The amount has been reliably estimated.

Revenue recognition
2.20.	Revenue recognition

Revenues include the fair value of the proceeds received or to be received on sales of goods and rendering services in the ordinary course of the Company’s business. Revenues are shown net of refunds, rebates and discounts.

(a)	Rendering of services

(i)	Passenger and cargo transport

The Company shows revenue from the transportation of passengers and cargo once the service has been provided.

Consistent with the foregoing, the Company presents the deferred revenues, generated by anticipated sale of flight tickets and freight services, in heading other non - financial liabilities in the Consolidated Statement of Financial Position.

(ii)	Frequent flyer program

The Company currently has a frequent flyer programs, whose objective is customer loyalty through the delivery of kilometers or points fly whenever the programs holders make certain flights, use the services of entities registered with the program or make purchases with an associated credit card. The kilometers or points earned can be exchanged for flight tickets or other services of associated entities.

The consolidated financial statements include liabilities for this concept (deferred income), according to the estimate of the valuation established for the kilometers or points accumulated pending use at that date, in accordance with IFRIC 13: Customer loyalty programs.

(iii)	Other revenues

The Company records revenues for other services when these have been provided.

(b)	Dividend income

Dividend income is booked when the right to receive the payment is established.

Leases
2.21.	Leases

(a)	When the Company is the lessee – financial lease

The Company leases certain Property, plant and equipment in which it has substantially all the risk and benefits deriving from the ownership; they are therefore classified as financial leases. Financial leases are initially recorded at the lower of the fair value of the asset leased and the present value of the minimum lease payments.

Every lease payment is separated between the liability component and the financial expenses so as to obtain a constant interest rate over the outstanding amount of the debt. The corresponding leasing obligations, net of financial charges, are included in other financial liabilities. The element of interest in the financial cost is charged to the consolidated statement of income over the lease period so that it produces a constant periodic rate of interest on the remaining balance of the liability for each year. The asset acquired under a financial lease is depreciated over its useful life and is included in Property, plant and equipment.

(b)	When the Company is the lessee – operating lease

Leases, in which the lessor retains an important part of the risks and benefits deriving from ownership, are classified as operating leases. Payments with respect to operating leases (net of any incentive received from the lessor) are charged in the consolidated statement of income on a straight-line basis over the term of the lease.

Non-current assets or disposal groups classified as held for sale
2.22.	Non-current assets or disposal groups classified as held for sale

Non-current assets (or disposal groups) classified as assets held for sale are shown at the lesser of their book value and the fair value less costs to sell.

Maintenance
2.23.	Maintenance

The costs incurred for scheduled heavy maintenance of the aircraft’s fuselage and engines are capitalized and depreciated until the next maintenance. The depreciation rate is determined on technical grounds, according to the use of the aircraft expressed in terms of cycles and flight hours.

In case of own aircraft or under financial leases, these maintenance cost are capitalized as Property, plant and equipment, while in the case of aircraft under operating leases, a liability is accrued based on the use of the main components is recognized, since a contractual obligation with the lessor to return the aircraft on agreed terms of maintenance levels exists. These are recognized as Cost of sales.

Additionally, some leases establish the obligation of the lessee to make deposits to the lessor as a guarantee of compliance with the maintenance and return conditions. These deposits, often called maintenance reserves, accumulate until a major maintenance is performed, once made, the recovery is requested to the lessor. At the end of the contract period, there is comparison between the reserves that have been paid and required return conditions, and compensation between the parties are made if applicable.

The unscheduled maintenance of aircraft and engines, as well as minor maintenance, are charged to results as incurred.

Environmental costs
2.24.	Environmental costs
Disbursements related to environmental protection are charged to results when incurred.